DESCRIPTION OF THE PLAN (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Maximum pre-tax contribution	80.00%
Period automatic deferral rate applies	35 days
Term, participant return to service after seperation	5 years
Forfeited nonvested account	$ 81,580	$ 233,057
Cash out limit	7,000
Involuntary cash out, limit for distribution to participant	1,000
Note receivable, minimum borrowing amount	1,000
Note receivable, maximum borrowing amount	$ 50,000
Note receivable, maximum borrowing to total account, percent	50.00%
Maximum percentage of participants investment allocation	25.00%
Safe Harbor contribution
EBP, Description of Plan [Line Items]
Employer matching contribution	5.00%
Safe harbor matching contribution	100.00%
Environmental Solutions Group (ESG)
EBP, Description of Plan [Line Items]
Employer matching contribution	5.00%
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	2.00%
Participant loan interest rate	4.25%
Maximum
EBP, Description of Plan [Line Items]
Participant loan interest rate	9.50%